Consolidated Balance Sheets (Parentheticals) - £ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Ordinary shares, par value (in Pounds per share)	£ 0.001	£ 0.001
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued	13,639,451	11,412,930
Ordinary shares, outstanding	13,639,451	11,412,930